Income Taxes - Additional Information (Detail) - CAD ($) $ in Millions	1 Months Ended		12 Months Ended
	Aug. 31, 2022	Apr. 30, 2022	Oct. 31, 2022	Nov. 30, 2021	Oct. 31, 2021
Disclosure Of Income Taxes [Line Items]
Net deferred tax assets			$ 435		$ 364
Deferred tax assets			480		402
Deferred tax liabilities			45		38
Unused tax losses for which deferred tax assets have not been recognized			$ 1,620		1,611
Unused tax losses for which deferred tax assets have not been recognized, expiration period			10
Potential additional income tax on dividend received deduction			$ 1,602
Canada Recovery Dividend Tax On Banks And Life Insurance Groups [Member]
Disclosure Of Income Taxes [Line Items]
One time Canada Recovery Dividend tax (CRD) rate	15.00%
Minimum taxable income used as a basis for one time Canada Recovery Dividend Tax	$ 1,000
One time Canada recovery dividend tax payment term		5 years
Percentage of prospective increase in tax rate	1.50%
Minimum taxable income on prospective increase in tax	$ 100
2017 Taxation Year [Member]
Disclosure Of Income Taxes [Line Items]
Potential additional income tax on dividend received deduction			182
Foreign Exchange Capital Loss Reassessment [Member]
Disclosure Of Income Taxes [Line Items]
Income tax reassessment exposure of additional tax and interest				$ 300
Income tax reassessment unrecognized capital tax loss carryforwards				$ 600
Caribbean [member]
Disclosure Of Income Taxes [Line Items]
Unused tax losses for which deferred tax assets have not been recognized			878		937
Canada [member]
Disclosure Of Income Taxes [Line Items]
Unused tax losses for which deferred tax assets have not been recognized			610		519
US [member]
Disclosure Of Income Taxes [Line Items]
Unused tax losses for which deferred tax assets have not been recognized			$ 742		$ 674